Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Receivables due from related parties	$ 372	$ 677
Trade accounts payable and other to related parties	$ 360	$ 366
Shares authorized (in shares)	1,111,418,599	1,136,418,599
Shares issued (in shares)	852,809,772	877,809,772
Shares outstanding (in shares)	819,271,756	805,337,929
Treasury shares (in shares)	33,538,016	72,471,843